Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share
2. NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share of the Company for such periods (in thousands, except share and per share data):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Net loss	$(6,544)	$(4,555)	$(14,722)	$(9,750)

Weighted-average number of shares outstanding—basic and diluted	17,052,088	16,443,379	16,787,919	16,440,192

Net loss per common share—basic and diluted	$(0.38)	$(0.28)	$(0.88)	$(0.59)

Diluted net loss per common share is the same as basic net loss per common share for all periods presented.
The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted
method, have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported:

	For the Three and Six Months Ended June 30,
	2020	2019
Common stock warrants	1,927,124	1,662,124
Stock options and inducement awards	1,606,275	1,714,815
Restricted stock units	534,000	185,800

2.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share of the Company for the years ended December 31, 2019 and 2018 (in thousands, except share and per share data):

Year Ended December 31,
2019
Net loss	$(24,097)
Weighted-average number of shares outstanding - basic and diluted	16,454,083
Net loss per common share - basic and diluted	$(1.46)
For the year ended December 31, 2019, the diluted net loss per common share is the same as basic net loss per common share.

Year Ended December 31,
2018
Net loss	$(22,854)
Less: decrease in change in fair value of warrant liabilities	(4,617)

Net loss available to common shareholders	$(27,471)

Weighted-average number of shares outstanding:
Basic	14,372,174
Effect of dilutive securities:
Common stock warrants	246,802

Dilutive potential common shares	14,618,976

Net loss per common share:
Basic	$(1.59)

Diluted	$(1.88)

For the year ended December 31, 2018, the diluted net loss per common share amounts under the treasury stock method was calculated based on the dilutive effect of the total number of shares of common stock related to the November 2016 Private Placement Warrants of 1,633,777 shares with an exercise price of $10.79. For the period ended December 31, 2018, the average stock price was $12.71, providing 246,802 dilutive shares for the November 2016 Private Placement Warrants. The change in the fair value of the warrant liability of $4.6 million is included in the net loss available to common shareholders for the diluted net loss per common share amount.
The following potentially dilutive securities outstanding, prior to the use of the treasury stock method or if-converted
method, have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported:

	Year Ended December 31,
	2019	2018
Convertible debt	2,329,143	—
Common stock warrants	1,927,124	28,347
Stock options	1,901,665	1,349,565